Long-Term Debt (Schedule of debt) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Long-term Debt	$ 315,539	$ 274,164
Total	315,539	274,164
Current Portion of Long-Term Debt	279,572	2,530
Long-Term Debt, Less Current Portion	35,967	271,634
Revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 271,592	$ 233,000
Long-term Debt, Weighted Average Interest Rate	1.95%	1.92%
Debt Instrument, Maturity Date	2017
Total	$ 271,592	$ 233,000
Secured Industrial Revenue Development Bonds [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 22,630	$ 22,630
Long-term Debt, Weighted Average Interest Rate	3.02%	2.97%
Debt Instrument, Maturity Date	2029
Total	$ 22,630	$ 22,630
Secured Industrial Revenue Development Bond [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 1,200	$ 1,398
Long-term Debt, Weighted Average Interest Rate	2.00%	2.00%
Debt Instrument, Maturity Date	2021
Total	$ 1,200	$ 1,398
Secured promissory note 1 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 12,114	$ 13,769
Long-term Debt, Weighted Average Interest Rate	6.98%	6.98%
Debt Instrument, Maturity Date	2022
Total	$ 12,114	$ 13,769
Secured promissory note 2 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 2,474	$ 3,122
Long-term Debt, Weighted Average Interest Rate	6.35%	6.35%
Debt Instrument, Maturity Date	2020
Total	$ 2,474	$ 3,122
Other [Member]
Debt Instrument [Line Items]
Long-term Debt	216	245
Total	216	$ 245
Lease financing obligations [Member}
Debt Instrument [Line Items]
Long-term Debt	$ 5,313
Long-term Debt, Weighted Average Interest Rate	2.62%
Debt Instrument, Maturity Date	2020
Total	$ 5,313